Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions				3 Months Ended
	Dec. 27, 2017 USD ($)	Sep. 25, 2017 USD ($)	Dec. 22, 2014 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Dec. 03, 2014 USD ($)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Proceeds from corporate debt				$ 0	$ 284,676
Repayment of debt				70,147	$ 306,198
Short-term corporate debt				$ 73,762		$ 68,907
2019 Notes [Member]
Corporate debt [Abstract]
Principal amount										$ 255,000
Fixed interest rate										7.00%
Maturity date				November 15, 2019
Credit Facility Tranche A [Member]
Corporate debt [Abstract]
Principal amount									$ 125,000
Fixed interest rate									4.70%
Maturity date				December 24, 2018
Proceeds from corporate debt			$ 125,000
Repayment of debt	$ 63,000	$ 8,000
Short-term corporate debt						$ 54,000
Tranche A Eurodollar Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									2.75%
Tranche A Base Rate Loans [Member]
Corporate debt [Abstract]
Adjustment to interest rate									1.75%
Tranche A Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate									0.50%
Tranche A Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									1.00%
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date				July 20, 2018
2017 Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Principal amount							$ 12,300	€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate							2.25%	2.25%